Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		¥ 764,124	¥ 1,182,188		¥ 1,111,130
Provision for (reversal of) credit losses		34,330	(240,847)	[1]	253,688	[1]
Charge-offs		174,041	232,109		213,758
Recoveries		44,117	51,110		43,949
Net charge-offs		129,924	180,999		169,809
Others	[2]	(10,346)	3,782		(12,821)
Balance at end of fiscal year		658,184	764,124		1,182,188
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		491,098	900,686		816,559
Provision for (reversal of) credit losses		(43,850)	(297,401)		177,295
Charge-offs		76,664	134,807		108,262
Recoveries		17,565	24,913		21,124
Net charge-offs		59,099	109,894		87,138
Others	[2]	1,466	(2,293)		(6,030)
Balance at end of fiscal year		389,615	491,098		900,686
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		42,546	67,336		58,598
Provision for (reversal of) credit losses		(4,480)	(22,291)		12,224
Charge-offs		274	3,838		5,339
Recoveries		834	1,339		1,853
Net charge-offs		(560)	2,499		3,486
Balance at end of fiscal year		38,626	42,546		67,336
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		32,119	30,165		31,187
Provision for (reversal of) credit losses		23,809	23,422		13,289
Charge-offs		24,310	22,696		16,309
Recoveries		932	1,228		1,998
Net charge-offs		23,378	21,468		14,311
Balance at end of fiscal year		32,550	32,119		30,165
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		53,765	73,733		108,454
Provision for (reversal of) credit losses		9,277	(9,309)		(62)
Charge-offs		13,224	14,701		32,074
Recoveries		3,733	6,140		2,916
Net charge-offs		9,491	8,561		29,158
Others	[2]	(970)	(2,098)		(5,501)
Balance at end of fiscal year		52,581	53,765		73,733
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		144,596	110,268		96,332
Provision for (reversal of) credit losses		49,574	64,732		50,942
Charge-offs		59,569	56,067		51,774
Recoveries		21,053	17,490		16,058
Net charge-offs		38,516	38,577		35,716
Others	[2]	(10,842)	8,173		(1,290)
Balance at end of fiscal year		¥ 144,812	¥ 144,596		¥ 110,268

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.
[2]	Others are principally comprised of gains or losses from foreign exchange translation.